Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	$ 127,892	$ 157,460	$ 378,422	$ 475,923
Products [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	83,548	106,346	240,597	321,778
Services [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	44,344	51,114	137,825	154,145
Revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	93,935	117,503	270,406	354,309
Revenues recognized in point in time [Member] | Products [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	83,548	106,346	240,597	321,778
Revenues recognized in point in time [Member] | Services [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	10,387	11,157	29,809	32,531
Revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	33,957	39,957	108,016	121,614
Revenues recognized over time [Member] | Services [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	$ 33,957	$ 39,957	$ 108,016	$ 121,614